Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Global Technology Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 11,076	$ 14,998	$ 19,697	$ 20,500	$ 30,725	$ 40,495	$ 30,547	$ 39,399	$ 52,452	$ 64,721
Columbia Global Technology Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		11,665	15,677	20,429	21,105	31,399	41,070	30,751	39,361	52,014	63,704
Columbia Global Technology Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		11,782	15,994	21,054	21,964	33,010	43,611	32,979	42,643	56,914	70,409
Columbia Global Technology Growth Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		11,795	16,023	21,108	22,041	33,140	43,811	33,151	42,884	57,272	70,878
Columbia Global Technology Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		11,795	16,036	21,131	22,075	33,214	43,931	33,258	43,044	57,512	71,213
Columbia Global Technology Growth Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		11,782	15,994	21,054	21,964	33,010	43,611	32,979	42,643	56,914	70,409
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Accumulated Value	10,000		10,724	12,560	13,993	13,954	16,260	20,917	17,594	20,048	24,748	28,656
S&P Global 1200 Information Technology Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Information Technology Index (Net)
Accumulated Value	$ 10,000		$ 11,935	$ 15,740	$ 19,988	$ 20,702	$ 31,839	$ 42,160	$ 34,131	$ 44,591	$ 61,502	$ 74,297